Marketable Debt Securities, Available-for-Sale - Disclosure of investment income (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Investment Income, Net [Abstract]
Interest and dividend income	$ 217	$ 147	$ 569	$ 147
Accretion/amortization of investment securities, net	1,247	76	1,798	76
Realized losses, net	(36)	0	(388)	0
Investment income, net	$ 1,428	$ 223	$ 1,979	$ 223	$ 1,337